BNY Mellon Massachusetts Intermediate Municipal Bond Fund (Second Prospectus Summary) | BNY Mellon Massachusetts Intermediate Municipal Bond Fund
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Investment Objective
The fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	BNY Mellon Massachusetts Intermediate Municipal Bond Fund Dreyfus Premier Shares
Maximum deferred sales charge (load) (as a percentage of the lower of purchase or sale price)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BNY Mellon Massachusetts Intermediate Municipal Bond Fund Dreyfus Premier Shares
Operating Expenses, Column Name	[1]
Dreyfus Premier shares

Investment advisory fees		0.35%
Distribution (Rule 12b-1) fees		0.50%
Other expenses - Shareholder services fees		0.25%
Other expenses - Administration fees		0.12%
Other expenses - Other expenses of the fund		0.06%
Total annual fund operating expenses		1.28%
[1]	Dreyfus Premier shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

with redemption
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BNY Mellon Massachusetts Intermediate Municipal Bond Fund Dreyfus Premier Shares	430	606	802	1,276	[1]
[1]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.

without redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
BNY Mellon Massachusetts Intermediate Municipal Bond Fund Dreyfus Premier Shares	130	406	702	1,276	[1]
[1]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

10.43% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. These municipal bonds include those issued by the Commonwealth of Massachusetts as well as those issued by U.S. territories and possessions. The fund also may invest in municipal bonds that are exempt from federal income tax, but not

Massachusetts state income tax, and in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.

Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality,

or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o State-specific risk. The fund is subject to the risk that Massachusetts'

economy, and the revenues underlying its municipal obligations, may decline.

Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Dreyfus

Premier shares over time to that of the S&P Municipal Bond Intermediate Index,

an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years, and the BofA Merrill Lynch 2-17 Year Municipal

Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range.

The performance figures in the table reflect the CDSC applicable to the fund's

Dreyfus Premier shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k)

plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results.

Before the fund commenced operations (as of the close of business on September

6, 2002), substantially all of the assets of another investment company managed by the investment adviser with a similar investment objective and similar investment strategies and expenses as the fund, Dreyfus Premier Limited Term

Massachusetts Municipal Fund (the Premier Massachusetts Fund), were transferred to the fund in a tax-free reorganization. The performance figures for the fund's

Dreyfus Premier shares represent the performance of Premier Massachusetts Fund's

Class B shares through September 6, 2002 (calculated using the actual fees and expenses of Premier Massachusetts Fund and not those of the fund) and the performance of the fund's Dreyfus Premier shares thereafter.

The bar chart shows the performance of the fund's Dreyfus Premier shares from year to year. The contingent deferred sales charge (CDSC) applicable to Dreyfus

Premier shares is not reflected in the performance figures in the bar chart.

If the CDSC was reflected, the performance figures in the bar chart would be lower.

Year-by-Year Total Returns as of 12/31 each year (%) -- Dreyfus Premier Shares	[1]

Best Quarter

Q3, 2009: 5.17%

Worst Quarter

Q4, 2010: -3.55%

Average Annual Total Returns as of 12/31/10	[1]
Average Annual Total Returns BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Dreyfus Premier Shares			(1.74%)	3.08%	3.70%	[1]
Dreyfus Premier Shares After Taxes on Distributions			(1.82%)	3.07%	3.68%	[1]
Dreyfus Premier Shares After Taxes on Distributions and Sales			(0.06%)	3.06%	3.65%	[1]
BofA Merrill Lynch 2-17 Year Municipal Bond Index	BofA Merrill Lynch 2-17 Year Municipal Bond Index reflects no deduction for fees, expenses or taxes	[2],[3],[4],[5]	3.07%	4.75%	5.12%
S&P Municipal Bond Intermediate Index	S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[2],[3],[4]	3.61%	4.82%	5.09%
[1]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at the end of the sixth year following the date of purchase.
[2]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[3]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.
[4]	Unlike the fund, the Index is not limited to obligations issued by a singlestate or municipalities in that state.
[5]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.

[1]	Reflects the performance of the Class B shares of Premier Massachusetts Fund through September 6, 2002.